MANAGEMENT OF FINANCIAL RISK - BRAZILIAN DEBENTURES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Financial debt with third parties bearing interests at variable rates, percentage	7.40%	12.80%
Brazilian Debentures [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	$ 0	$ 1,200,000